Acquisitions of Subsidiaries (Details 5) (Portal Overseas, USD $)	1 Months Ended
Apr. 30, 2009 Y
Purchase price was allocated as follows:
Term of lease (in years)	20
Allocated Value
Cash	$ 1,265,772
Prepaid rent	4,348,647
Liabilities assumed	(4,390,507)
Other current assets	1,463,529
Total	7,193,030
Amortization Period of prepaid rent (in years)	20
Favorable lease term
Allocated Value
Intangible assets acquired:	2,428,110
Amortization Period (in years)	20
Leasehold improvements
Allocated Value
Leasehold improvements	$ 2,077,479
Amortization Period, Minimum (in years)	5
Amortization Period, Maximum	20